Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
14.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through January 19, 2021, the date on which these interim financial statements were available to be issued, to ensure that this filing includes appropriate disclosure of events both recognized in the interim financial statements as of September 30, 2020, and events which occurred subsequent to September 30, 2020 but were not recognized in the interim financial statements. Except as disclosed below and the effect of Reverse Split disclosed in Note 2, there were no events that required recognition, adjustment to or disclosure in the interim financial statements.

During the period October 1, 2020 to December 16, 2020, 365,113 (1,734,285 before the Reverse Split) warrants were exercised at a price of CAD $2.38 (CAD $0.50 before the Reverse Split).

On November 2, 2020, the Company declared and issued 86,739 common shares at $3.56 (CAD $4.75) (412,008 common shares at $0.75 (CAD $1.00) before the Reverse Split) as stock dividend to holders of Series A Preferred shares issued on May 2, 2019.

On November 10, 2020, the Company declared and issued 48,791 common shares at $3.66 (CAD $4.75) (231,758 common shares at $0.77 (CAD $1.00) before the Reverse Split) as stock dividend to holders of Series A Preferred shares issued on May 10, 2019.

14.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through June 18, 2020, the date on which these financial statements were available to be issued, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of December 31, 2019, and events which occurred subsequent to December 31, 2019 but were not recognized in the financial statements. Except as disclosed below and the effect of Reverse Split disclosed in Note 2, there were no events that required recognition, adjustment to or disclosure in the financial statements.

On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 10, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical area in which the Company operates. As of the time of filing, it is not possible to reliably estimate the length and severity of these developments and its impact on the financial results and condition of the Company.

In relation to the COVID 19 crisis, the Company has successfully applied for a loan of CAD 40,000 under Canada Emergency Business Account Program through its bank. The loan is interest free for an initial term that ends on December 31, 2022. Any outstanding loan after initial term carries an interest rate of 5% per annum, payable monthly during the extended term i.e. January 31, 2023 to December 31, 2025.